Annual Total Returns - BLACKROCK LIFEPATH INDEX 2025 FUND (Investor A and Institutional Shares) [BarChart] - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2025 FUND - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	12.12%
Annual Return 2013	13.13%
Annual Return 2014	6.10%
Annual Return 2015	(0.67%)
Annual Return 2016	6.57%
Annual Return 2017	14.03%
Annual Return 2018	(5.08%)
Annual Return 2019	18.59%
Annual Return 2020	12.18%